Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities
of
Kayne Anderson MLP Investment Company
717 Texas Avenue, Suite 3100
Houston, Texas 77002
under the
Investment Company Act of 1940
Securities Act File No. 333-140488
Investment Company Act File No. 811-21593
(1)	Title of the class of securities of Kayne Anderson MLP Investment Company (the “Company”) to be redeemed:
Auction Rate Preferred Stock, Series D, in $25,000 denominations (CUSIP 486606205) (the “Series D Shares”).
(2)	Date on which the securities are to be called or redeemed:
The Series D Shares will be redeemed on May 28, 2010*.
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The Series D Shares are to be redeemed pursuant to Section 3(a)(i) of the Articles Supplementary of the Company, dated as of April 7, 2005.
(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
The Company intends to redeem all of its outstanding Series D Shares, representing an aggregate principal amount of $75,000,000.

*	Redemption Payment Date

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 7th day of May, 2010.

KAYNE ANDERSON MLP INVESTMENT COMPANY
By:	/s/ Kevin McCarthy
	Name:	Kevin McCarthy
	Title:	Chief Executive Officer and President